Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Lease and sublease payments recognized as expense	$ 23,600	$ 12,200	$ 8,300
Term of non-cancellable contractual commitments	1 year
Operating Leases	$ 328,185
Other Contractual Commitments	25,753
Total	353,938
Due in one year or less
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	32,530
Other Contractual Commitments	25,753
Total	58,283
Years ending 2020 - 2023
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	132,543
Other Contractual Commitments	0
Total	132,543
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	163,112
Other Contractual Commitments	0
Total	$ 163,112
Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Term of non-cancellable operating leases	1 year
Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Term of non-cancellable operating leases	11 years